COMMITMENTS AND CONTINGENCIES (Details Narrative) ¥ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
Future minimum capital expenditure commitment	$ 246,177
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member]
Capital	8,400,000	¥ 60.0	$ 6,300,000	¥ 44.6
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member] | December 30, 2025 [Member]
Capital	$ 2,200,000	¥ 15.4